Leases - Operating lease cost (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease cost	$ 105	$ 877	$ 581	$ 1,757	$ 3,419	$ 3,505
Variable lease cost	178	543	504	1,081	2,103	2,127
Lease expense	$ 283	$ 1,420	$ 1,085	$ 2,838	$ 5,522	$ 5,632
Weighted-average discount rate	0.00%	9.70%	0.00%	9.70%	9.70%	9.70%
Weighted-average remaining lease term (years)	0 years	9 years 9 months 18 days	0 years	9 years 9 months 18 days	9 years 3 months 18 days	10 years 2 months 12 days
Operating lease payments			$ 800	$ 2,000	$ 3,900	$ 3,800